Acquisitions (Fair Values of the Significant Assets Acquired and Liabilities Assumed) (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended																								12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Minimum [Member] Trade Names [Member] Kinray And Yong Yu [Member] years	Jun. 30, 2011 Minimum [Member] Customer Relationships [Member] years	Jun. 30, 2011 Minimum [Member] Other [Member] years	Jun. 30, 2011 Maximum [Member] Trade Names [Member] Kinray And Yong Yu [Member] years	Jun. 30, 2011 Maximum [Member] Customer Relationships [Member] years	Jun. 30, 2011 Maximum [Member] Other [Member] years	Dec. 21, 2010 Kinray [Member] Trade Names [Member]		Nov. 29, 2010 Yong Yu [Member] Trade Names [Member]		Jul. 15, 2010 P4 Healthcare [Member] Trade Names [Member]		Dec. 21, 2010 Kinray [Member] Customer Relationships [Member]		Nov. 29, 2010 Yong Yu [Member] Customer Relationships [Member]		Jul. 15, 2010 P4 Healthcare [Member] Customer Relationships [Member]		Dec. 21, 2010 Kinray [Member] Non-Compete Agreements [Member]		Nov. 29, 2010 Yong Yu [Member] Non-Compete Agreements [Member]		Jul. 15, 2010 P4 Healthcare [Member] Non-Compete Agreements [Member]		Jun. 30, 2011 Non-Compete Agreements [Member] years	Dec. 21, 2010 Kinray [Member] Other [Member]		Nov. 29, 2010 Yong Yu [Member] Other [Member]		Jul. 15, 2010 P4 Healthcare [Member] Other [Member]		Dec. 21, 2010 Kinray [Member]	Nov. 29, 2010 Yong Yu [Member]	Jun. 30, 2011 P4 Healthcare [Member]	Jul. 15, 2010 P4 Healthcare [Member]
Acquired finite-lived intangible assets, amount											$ 16.8	[1]	$ 4.3	[1]			$ 116.0	[2]	$ 51.7	[2]	$ 163.0	[2]	$ 0	[3]	$ 0	[3]	$ 9.7	[3]		$ 0	[4]	$ 0	[4]	$ 37.0	[4]
Acquired indefinite-lived intangible assets, amount															16.0	[1]
Total identifiable intangible assets acquired																																				132.8	56.0		225.7
Cash and equivalents																																				0	3.9		0
Trade receivables, net																																				297.3	243.8		9.2
Inventories																																				180.8	133.1		0.1
Property and equipment, net																																				3.5	3.7		2.3
Other assets																																				18.8	52.0		2.8
Accounts payable																																				(268.5)	(218.8)		(1.2)
Other accrued liabilities																																				(12.4)	(55.8)		(8.3)
Short-term borrowings																																				0	(56.1)		0
Long-term obligations																																				0	(1.3)		0
Contingent consideration obligation	(75.4)	[5]																																		0	0	(75.4)	(92.0)
Total identifiable net assets acquired																																				352.3	160.5		138.6
Goodwill	3,845.6		2,205.4	2,196.5																																983.7	239.8		367.5
Total net assets acquired																																				$ 1,336.0	$ 400.3		$ 506.1
Weighted average life					2	4	2	3	15	10																			5

[1]	The weighted average lives of the trade names relating to the Kinray and Yong Yu acquisitions range from two to three years. P4 Healthcare trade names have indefinite lives.
[2]	The weighted average lives of customer relationships range from 4 to 15 years.
[3]	The weighted average life of non-compete agreements is five years.
[4]	The weighted average lives of other identified intangible assets range from 2 to 10 years.
[5]	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.